COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (Parentheticals)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Temporary Equity [Abstract]
Shares issued	880,982	5,699,885	3,636,619	880,982